Note 10 - Investments in Non-Consolidated Companies and Other Investments (Table)	12 Months Ended
Dec. 31, 2010
Investments in and Advances to Affiliates Schedule of Investments [Abstract]
Investments in Non-Consolidated Companies and Other Investments [Table Text Block]

		Investments
	Total ownership	2010	2009

Equity method	20% - 50% (1)	5,957	3,988
Investments at cost		355	362
Total		6,312	4,350

(1) As described further in this Note, certain thermoelectrics with ownership of 10% to 50% are also accounted as equity investments due to particularities of significant influence.